ARO (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities incurred adjustments recorded to the estimated ARO liability	$ 15,400,000	$ 22,700,000
Assets legally restricted for settling ARO liabilities	0	0
Indianapolis Power And Light Company [Member]
Liabilities incurred adjustments recorded to the estimated ARO liability	15,400,000	22,700,000
Assets legally restricted for settling ARO liabilities	$ 0	$ 0